Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2015 Fund	Sep. 08, 2023
Fidelity Freedom 2015 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(14.53%)
Past 5 years	2.80%
Since Inception	3.43%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.16%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.97%
Since Inception	3.59%	[1]

[1]	AFrom July 20, 2017.